UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          2/13/03
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        76
                                               -------------

Form 13F Information Table Value Total:        $4,682,774
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      Form 13F INFORMATION TABLE
              COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS  CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- --------   --------  --- ---- ---------- -------- -------- -------- --------
ABERCROMBIE & FITCH CO          CL A          002896207   21,997  1,075,100  SH        SOLE             1,075,100
------------------------------------------------------------------------------------------------------------------------------------
ADVANCEPCS                      COM           00790K109   87,639  3,945,912  SH        SOLE             3,945,912
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP       COM           008252108   40,054    796,300  SH        SOLE               796,300
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  COM           023135106   46,375  2,455,000  SH  PUT   SOLE             2,455,000
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP          COM           03073E105   60,105  1,106,700  SH        SOLE             1,106,700
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  242,118  5,502,671  SH        SOLE             5,502,671
------------------------------------------------------------------------------------------------------------------------------------
ARBITRON INC                    COM           03875Q108   33,751  1,007,500  SH        SOLE             1,007,500
------------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                  COM           054303102  113,035  2,098,300  SH        SOLE             2,098,300
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COM           06423A103   56,751  1,552,700  SH        SOLE             1,552,700
------------------------------------------------------------------------------------------------------------------------------------
BARRA INC                       COM           068313105    9,040    298,041  SH        SOLE               298,041
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100   91,194  2,641,000  SH        SOLE             2,641,000
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM           103354106    7,626  1,146,800  SH        SOLE             1,146,800
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101   27,850    861,700  SH        SOLE               861,700
------------------------------------------------------------------------------------------------------------------------------------
C. H. ROBINSON WORLDWIDE INC    COM           12541W100   11,466    367,500  SH        SOLE               367,500
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CO             COM           14040H105   29,720  1,000,000  SH  PUT   SOLE             1,000,000
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC             COM           14149Y108  144,613  2,443,200  SH        SOLE             2,443,200
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109  127,450  3,186,258  SH        SOLE             3,186,258
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM           143130102  139,262  7,788,700  SH        SOLE             7,788,700
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC           COM           125129106  114,322  2,607,109  SH        SOLE             2,607,109
------------------------------------------------------------------------------------------------------------------------------------
CENTURYTEL INC                  COM           156700106   51,048  1,737,500  SH        SOLE             1,737,500
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RIV LABS INTL INC       COM           159864107   32,054    833,000  SH        SOLE               833,000
------------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                 COM           170388102   90,859  2,300,799  SH        SOLE             2,300,799
------------------------------------------------------------------------------------------------------------------------------------
COCACOLA FEMSA S A DE C N     SPON ADR REP L  191241108    5,066    283,000  SH        SOLE               283,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                    CL A SPL      200300200   88,440  3,915,012  SH        SOLE             3,915,012
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   40,093  1,256,057  SH        SOLE             1,256,057
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP              COM           247025109   82,241  3,075,585  SH        SOLE             3,075,585
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM           253393102   27,613  1,438,155  SH        SOLE             1,438,155
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP                 COM           256669102   51,994  4,351,000  SH        SOLE             4,351,000
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM           277461109   31,536    900,000  SH  PUT   SOLE               900,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC             COM           285512109   56,478  1,134,779  SH        SOLE             1,134,779
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC                     CL A          302125109  186,042  2,779,645  SH        SOLE             2,779,645
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM           302130109   76,792  2,351,964  SH        SOLE             2,351,964
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC             COM           302182100   75,972  1,581,422  SH        SOLE             1,581,422
------------------------------------------------------------------------------------------------------------------------------------
FAIR ISAAC & CO INC             COM           303250104   10,658    249,600  SH        SOLE               249,600
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC           COM           307000109   85,465  2,738,400  SH        SOLE             2,738,400
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS 344419106   36,358    998,300  SH        SOLE               998,300
------------------------------------------------------------------------------------------------------------------------------------
FOX ENTMT GROUP INC             CL A          35138T107   55,775  2,151,000  SH        SOLE             2,151,000
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP        COM           313400301  173,471  2,937,700  SH        SOLE             2,937,700
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW       368710406   59,635  1,798,400  SH        SOLE             1,798,400
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM           369604103       24      1,000  SH        SOLE                 1,000
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP                    COM           401698105   28,783    933,000  SH        SOLE               933,000
------------------------------------------------------------------------------------------------------------------------------------
HCA INC                         COM           404119109   98,770  2,380,000  SH        SOLE             2,380,000
------------------------------------------------------------------------------------------------------------------------------------
HEWITT ASSOCS INC               COM           42822Q100   29,839    941,600  SH        SOLE               941,600
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                  COM           437076102   19,639    817,600  SH  PUT   SOLE               817,600
------------------------------------------------------------------------------------------------------------------------------------
IDEC PHARMACEUTICALS CORP       COM           449370105   56,040  1,689,486  SH        SOLE             1,689,486
------------------------------------------------------------------------------------------------------------------------------------
INTERGRAPH CORP                 COM           458683109   14,333    807,030  SH        SOLE               807,030
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME TECHNOLOG    COM           459902102  118,602  1,562,200  SH        SOLE             1,562,200
------------------------------------------------------------------------------------------------------------------------------------
INTERSIL CORP                   CL A          46069S109   43,246  3,102,330  SH        SOLE             3,102,330
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SPEEDWAY CORP     CL A          460335201   10,070    270,037  SH        SOLE               270,037
------------------------------------------------------------------------------------------------------------------------------------
INTUIT                          COM           461202103   14,076    300,000  SH        SOLE               300,000
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNOLOGY GRP NE    COM           46145F105   23,324  1,043,100  SH        SOLE             1,043,100
------------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                 COM           462846106   54,069  1,637,948  SH        SOLE             1,637,948
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL SVCS INC      COM           41014S106   27,389    981,700  SH        SOLE               981,700
------------------------------------------------------------------------------------------------------------------------------------
KB HOME                         COM           48666K109   57,346  1,338,300  SH        SOLE             1,338,300
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM           49455P101  242,592  5,739,100  SH        SOLE             5,739,100
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                      COM           500255104   87,114  1,557,000  SH        SOLE             1,557,000
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     COM           526057104   71,672  1,389,000  SH        SOLE             1,389,000
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM           52729N100      524    107,000  SH  PUT   SOLE               107,000
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   COM           548661107  113,790  3,034,400  SH        SOLE             3,034,400
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                     COM           615369105   49,523  1,199,400  SH        SOLE             1,199,400
------------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC                 SHS           G6359F103   52,073  1,476,400  SH        SOLE             1,476,400
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106   24,197    553,200  SH        SOLE               553,200
------------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC                     COM           704326107   25,254    905,151  SH        SOLE               905,151
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC        COM           742674104   15,559  1,555,900  SH        SOLE             1,555,900
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM           745867101   28,708    599,700  SH        SOLE               599,700
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO              COM           812387108   42,871  1,790,000  SH  PUT   SOLE             1,790,000
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  131,809  1,269,100  SH        SOLE             1,269,100
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC            COM           832248108   22,005  1,109,100  SH        SOLE             1,109,100
------------------------------------------------------------------------------------------------------------------------------------
STERICYCLE INC                  COM           858912108   37,137  1,146,941  SH        SOLE             1,146,941
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM           863236105   19,408    337,537  SH        SOLE               337,537
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL INDS LTD    ADR           881624209   58,224  1,508,000  SH        SOLE             1,508,000
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  175,559  2,102,500  SH        SOLE             2,102,500
------------------------------------------------------------------------------------------------------------------------------------
WEIGHT WATCHERS INTL INC NEW    COM           948626106   74,972  1,630,900  SH        SOLE             1,630,900
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   58,075    179,800  SH        SOLE               179,800
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   30,112  1,109,100  SH        SOLE             1,109,100
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                       COM           984332106    4,088    250,000  SH  PUT   SOLE               250,000
------------------------------------------------------------------------------------------------------------------------------------
